Fair Value Measurements (Details 5) (Derivative instruments not designated as hedges, Commodity contracts, Derivative fair value loss (gain), USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Derivative instruments not designated as hedges | Commodity contracts | Derivative fair value loss (gain)
Fair value measurements
Amount of Loss (Gain) Recognized in Income	$ 27,037	$ 14,268	$ 21,331	$ (9,590)	$ (9,293)	$ 7,959